Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Ordinary shares		Additional paid-in capital	Retained Earnings (Accumulated deficit)	Accumulated other comprehensive income (loss)	Total
Balance at Nov. 07, 2022		$ 4,100		$ (4,100)
Balance (in Shares) at Nov. 07, 2022	[1]	41,000,000
Capital injection from shareholders				7,639,419			7,639,419
Net income (loss)					(186,839)		(186,839)
Foreign currency translation adjustments						395,658	395,658
Balance at Dec. 31, 2022		$ 4,100		7,635,319	(186,839)	395,658	$ 7,848,238
Balance (in Shares) at Dec. 31, 2022		41,000,000	[1]				41,000,000	[2]
Capital injection from shareholders				42,360,581			$ 42,360,581
Net income (loss)					(1,922,260)		(1,922,260)
Foreign currency translation adjustments						(1,632,089)	(1,632,089)
Balance at Jun. 30, 2023		$ 4,100		50,000,000	(2,109,099)	(1,236,431)	46,654,470
Balance (in Shares) at Jun. 30, 2023	[1]	41,000,000
Balance at Dec. 31, 2022		$ 4,100		7,635,319	(186,839)	395,658	$ 7,848,238
Balance (in Shares) at Dec. 31, 2022		41,000,000	[1]				41,000,000	[2]
Capital injection from shareholders				42,360,581			$ 42,360,581
Net income (loss)					9,889,155		9,889,155
Foreign currency translation adjustments						(3,200,853)	(3,200,853)
Balance at Dec. 31, 2023		$ 4,100		49,995,900	9,702,316	(2,805,195)	$ 56,897,121
Balance (in Shares) at Dec. 31, 2023		41,000,000	[1]				41,000,000	[2]
Capital injection from shareholders				10,000			$ 10,000
Net income (loss)					19,550,448		19,550,448
Foreign currency translation adjustments						(3,046,730)	(3,046,730)
Balance at Jun. 30, 2024		$ 4,100		$ 50,005,900	$ 29,252,764	$ (5,851,925)	$ 73,410,839
Balance (in Shares) at Jun. 30, 2024		41,000,000	[1]				41,000,000	[2]

[1]	The share information is presented on a retroactive basis to reflect the reorganization effected on February 27, 2024 (Note 1).
[2]	The share information is presented on a retroactive basis to reflect the reorganization effected on February 27, 2024 (Note 1).